CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2017
CONVERTIBLE SENIOR NOTES [Abstract]
Schedule of debt conversions
	As of December 31,
	2016	2017
	US$	US$
Principal amount	305,700	305,700
Unamortized discount and debt issuance costs	(10,432)	(8,635)

	295,268	297,065

Schedule of aggregate future principal payments
US$

2018	52,685
2019	35,296
2020	8,488
2021	8,488
2022 and thereafter	361,837

466,794